COMMON STOCK OPTIONS AND WARRANTS (Details Narrative) - USD ($)				3 Months Ended							9 Months Ended	12 Months Ended
	Jul. 02, 2022	Jan. 02, 2022	Jan. 04, 2021	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 21, 2022	Feb. 03, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Expense				$ 32,728	$ 25,000						$ 98,945
Share Price						$ 3								$ 4	$ 4
Options [Member] | Former Staff [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeited in Period							110,000		8,922
Proceeds from Issuance or Sale of Equity									$ 63,860
Options [Member] | Two Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeited in Period						80,000
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period					1,228,875						67,500	1,228,875	232,517
Warrant [Member] | Seven Holder [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
[custom:WarrantExercised]									205,574
[custom:WarrantExercisePrice]									$ 7.70
[custom:TotalCommonStock]									50,588
Warrant [Member] | Seven Holder [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Price									$ 9.25
Warrant [Member] | Seven Holder [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Price									$ 11.14
Management [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross						20,000		665,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 6.41
Stock or Unit Option Plan Expense	$ 33,096	$ 1,596,804
Share-Based Payment Arrangement, Expense												$ 819,191
Unamortized Debt Issuance Expense					$ 426,004							$ 426,004
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition												2 years
Board of Directors Chairman [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross										20,000
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 4.32
Stock or Unit Option Plan Expense			$ 52,758
Share-Based Payment Arrangement, Expense										$ 7,685
Unamortized Debt Issuance Expense										$ 45,073
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition										2 years 9 months